Shareholders Equity (Unaudited) (USD $)	Common Stock Shares	Common Stock Amount	Paid-In Capital	Deficit Accumulated During the Development Stage	Total
Balance, April 2, 2007 (Date of Inception) at Apr. 01, 2007
Common Stock issued for cash at $0.0001 per shares on December 13, 2007	$ 15,000,000	$ 15,000	$ (13,500)		$ 1,500
Common Stock issued for debt at $0.0025 per share on December 13, 2007	600,000	600	900		1,500
Common Stock issued for mining property at $0.01 per share on January 10, 2008	2,000,000	2,000	18,000		20,000
Deficit for Period from Inception on April 2, 2007 to March 31, 2008				(10,472)	(10,472)
Balance March 31, 2008	17,600,000	17,600	5,400	(10,472)	12,528
Deficit for 3 months ended March 31,2009				(38,246)	(38,246)
Balance March 31, 2009	17,600,000	17,600	5,400	(48,718)	(25,718)
Common Stock issued for Cash at $0.0025 per share on May 11, 2009	2,400,000	2,400	3,600		6,000
Common Stock issued for accounts payable - related party at $0.0025 per share on June 1, 2009	4,285,000	4,285	6,428		10,713
Common Stock issued for loan payable at $0.0025 per share on June 13, 2009	3,315,000	3,315	4,972		8,287
Common Stock issued for mining property at $0.0025 per share on June 15, 2009	2,500,060	2,500	3,750		6,250
Common Stock issued for sub-distribution agreement at $0.0025 per share on September 2, 2009	17,000,000	17,000	25,500		42,500
Deficit for the year ended March 31, 2010				(74,388)	(74,388)
Balance March 31, 2010	47,100,060	47,100	49,650	(123,106)	(26,356)
Deficit for the year ended March 31, 2011				(7,803)	(7,803)
Balance March 31, 2011	47,100,060	47,100	49,650	(130,909)	(34,159)
Deficit for the year ended March 31, 2012				(26,606)	(26,606)
Balance March 31, 2012	47,100,060	47,100	49,650	157,515	(60,765)
Contributed Capital- Note 6			25,000		25,000
Deficit for the year ended March 31, 2013				(17,132)	(17,132)
Balance Mar 31, 2013	47,100,060	47,100	74,650	(174,647)	(52,897)
Deficit for - 9 month period ended December 31, 2013				$ (7,930)	$ (7,930)
Balance December 31, 2013 at Dec. 31, 2013	47,100,060	47,100	74,650	(182,577)	(60,827)